Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Related Party Transactions Details Narrative
Consulting fees to director	$ 64,615	$ 64,615	$ 184,615	$ 73,846	$ 129,231	$ 0	$ 417,231
Accounts payable	$ 210,212		$ 210,212		$ 216,000	$ 288,000	$ 216,000